          STONEBRIDGE GROWTH FUND, INC.

              OFFICERS AND DIRECTORS
   Richard C. Barrett, CHAIRMAN, BOARD OF DIRECTORS
                AND VICE PRESIDENT
    Debra L. Newman, VICE PRESIDENT AND TREASURER
         Craig B. Burger, VICE PRESIDENT
       Chad S. Christensen, VICE PRESIDENT                       STONEBRIDGE
           James V. Hyatt, SECRETARY                          GROWTH FUND, INC.
          Selvyn B. Bleifer, DIRECTOR
           Marvin Freedman, DIRECTOR
           Charles F. Haas, DIRECTOR
          William H. Taylor, DIRECTOR

              INVESTMENT ADVISER
        STONEBRIDGE CAPITAL MANAGEMENT,
                 INCORPORATED
      1801 Century Park East, Suite 1800
        Los Angeles, California 90067

        ADMINISTRATOR AND DISTRIBUTOR
       ALPS MUTUAL FUNDS SERVICES, INC.
      370 Seventeenth Street, Suite 3100
          Denver, Colorado 80202

              TRANSFER AGENT
      NATIONAL FINANCIAL DATA SERVICES
         1004 Baltimore, Dwight 4,
        Kansas City, Missouri 64105

                CUSTODIAN
             FIFTH THIRD BANK
            Fifth Third Center,
          Cincinnati, Ohio 45263

              LEGAL COUNSEL
     PAUL, HASTINGS, JANOFSKY & WALKER
     555 S. Flower Street, 23rd Floor
      Los Angeles, California 90071

           INDEPENDENT AUDITORS                                   THIRTY-EIGHTH
           HEIN + ASSOCIATES LLP                                  ANNUAL REPORT
    717 Seventeenth Street, Suite 1600                       FOR THE YEAR ENDED
          Denver, Colorado 80202                              NOVEMBER 30, 1997

This report and its financial statements are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                    LETTER TO SHAREHOLDERS

I    HIGHLIGHTS OF THE FISCAL YEAR ENDED NOVEMBER 30, 1997

This annual report covers the twelve months ended November 30, 1997. During this period Stonebridge Growth Fund's total return gained
19.79%, while the Standard & Poor's 500 average (S&P500) gained
+28.6%, and the New York Stock Exchange Composite Index gained +27.9%.

On November 30, 1996 the net asset value of the Fund was $16.56 and on November 30, 1997 the net asset value was $17.69. During the year the Fund paid a capital gains dividend of $1.514 per share and a dividend from investment income of $0.278 per share to shareholders of record on December 27, 1996.

II   THE YEAR IN REVIEW

     SUMMARY

1997 was the third year in a row in which your Fund achieved a total annual return in excess of 19%.

From the perspective of the U.S. economy, it is difficult to imagine how 1997 could have been a better year: solid overall growth, good corporate profits, low to negligible inflation, low unemployment, and declining long-term interest rates. The only negative development came late in the year with the troubles in the Far East.

After years of seemingly endless dramatic growth which led to serious overbuilding and excess capacity, the Asian miracle ground to an abrupt halt with debt liquidation and depreciation of local currencies late in 1997. These events will undoubtedly have a negative impact on some of the U.S. multinational companies, however, Asia's troubles should be offset by strength in Europe and Latin America.

The divergence in the equity markets we talked about in our last annual report continued in 1997. For the third year in a row, big cap stocks were the best performers. The top ten stocks in the Dow Jones Industrial Average accounted for 74.7% of the market's gain, while the top ten in the S&P500 accounted for 26% of the Index's return. Compared with the S&P500's 28.6% return, the broader ValueLine Index was up only 19.4%.

     INVESTMENT STYLE

Our investment style places a major emphasis on the stocks of companies that we believe have superior earnings growth potential relative to the average company in the S&P500 Index. Generally, these companies are consistently profitable, have demonstrated stable growth, possess strong balance sheets, and earn relatively high returns on equity.

Our growth style again contributed positively to performance during 1997 as growth stocks, especially the technology sectors, continued to outperform the cyclical issues. As this economic cycle matures during 1998 and earnings gains for cyclical companies become relatively more difficult we believe that this trend will continue.

III  PORTFOLIO PROFILE

     NOVEMBER 30, 1997                      NOVEMBER 30, 1996

         [Chart]                                 [Chart]


     TOP TEN EQUITIES
     Intel                        3.7%            4.2%
     Hewlett Packard              2.9%            3.0%
     WW Grainger                  2.7%             ---
     Bristol Myers                2.7%             ---
     Emerson Electric             2.6%            2.7%
     Illinois Tool Works          2.6%             ---
     Fannie Mae                   2.5%            2.7%
     Dover                        2.4%             ---
     ABB AG                       2.2%            2.4%
     Gillette                     2.2%             ---
                                ------           -----
     TOP TEN EQUITIES            26.5%           30.7%
     PORTFOLIO TURNOVER          41.0%           43.0%

     BEST PERFORMING EQUITIES*            WORST PERFORMING EQUITIES*
     Computer Associates        +67.1%    Seagate                    (41.8%)
     Bristol Myers              +64.6%    Outback Steakhouse         (35.8%)
     Microsoft                  +63.4%    Fuisz                      (28.3%)
     WalMart                    +55.9%    Harland, John H. & Co.     (26.1%)
     Lucent Technologies        +50.8%    Cabletron Systems, Inc.    (23.8%)


*Results from November 30, 1996, or purchase date if more recent, to November 30, 1997.

IV   LOOKING AHEAD

We expect 1998 to be a challenging year for stock selection. We plan to be very selective focusing on companies that can generate superior top line growth in a slowing economy.

Longer term we continue to believe that investing in a portfolio of carefully selected common stocks is one of the more attractive investment opportunities.

                                Sincerely,

                                /s/ Richard C. Barrett
                                -------------------------------------
                                Richard C. Barrett, CFA
                                President of the Adviser
                                Stonebridge Capital Management, Inc.
                                Vice President & Director of the Fund

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND, INC.
         VS. S&P 500 WITH INCOME AND THE NYSE COMPOSITE INDEX
               FROM DECEMBER 1, 1987 TO NOVEMBER 30, 1997


                                   [CHART]
                    [plotpoints to be provided by client]

 ---------------------------------   ----------------------------------------
                                              Final Portfolio Values
   Average Annual Total Return       ----------------------------------------
  Periods Ended November 30, 1997    Stonebridge Growth Fund, Inc.    $36,421
 ---------------------------------   ----------------------------------------
   1 Year      5 Year    10 Year     NYSE Composite Index             $38,787
 ---------------------------------   ----------------------------------------
   19.79%      12.35%    13.80%      S&P 500                          $55,611
 ---------------------------------   ----------------------------------------

                           FACTS ABOUT THE FUND

     When you buy shares of most mutual funds, the purchase price usually includes a sales charge which may be as high as 8.25% of the purchase price. These are known as "load" funds. Stonebridge Growth Fund, Inc. differs from these funds because it makes no sales charge and is commonly referred to as a "no-load" Fund. When you invest in Stonebridge Growth Fund, Inc., you purchase shares at net asset value, since no sales charge and no commission is paid to anyone, nothing is deducted for sales expense from the price you pay for its shares, and every dollar you invest in the Fund is put to work for you. The primary objective of the Fund is long-term growth of capital.

     The Fund offers a means of participating in the expansion and profits of the economy through a diversified common stock program, as well as an opportunity to hedge against the continuing decline in the purchasing power of money. Shareholders own in a single security a proportionate interest in a continuously managed portfolio of many securities representing a cross section of progressive American companies. After payment of operating expenses, all income and profits realized from the Fund's investments are distributed to the shareholders.

     Investment advice is provided by the investment counseling firm of Stonebridge Capital Management, Inc., which also acts as investment adviser on an annual fee basis to substantial individual and institutional accounts as well as Stonebridge Aggressive Growth Fund, Inc. Thus, through the medium of the Fund, investors of more limited means are offered the benefits and advantages of competent, qualified investment management on an economical basis.

     Shares of the Fund are priced daily and fluctuate in accordance with changes in the market value of the securities owned by the Fund. The Fund will, at any time, repurchase its shares at the applicable net asset value per share.

HISTORICAL RECORD
                                              PER SHARE
                                  -----------------------------------
                                           DIVIDENDS   DISTRIBUTIONS
                                    NET     FROM NET       FROM
                                   ASSET   INVESTMENT     CAPITAL
YEAR ENDED NOVEMBER 30,            VALUE     INCOME        GAINS
---------------------------------------------------------------------
1988..........................    $11.70      $.10         $1.15
1989..........................    $14.18      $.13         $ .50
1990..........................    $12.55      $.21         $1.48
1991..........................    $14.85      $.22         $ .33
1992..........................    $14.78      $.21         $1.10
1993..........................    $12.62      $.15         $1.88
1994..........................    $12.61      $.07         $ .30
1995..........................    $14.36      $.07         $ .69
1996..........................    $16.56      $.17         $ .56
1997..........................    $17.69      $.28         $1.51

                     INDEPENDENT AUDITOR'S REPORT




BOARD OF DIRECTORS AND SHAREHOLDERS
STONEBRIDGE GROWTH FUND, INC.
LOS ANGELES, CALIFORNIA

     We have audited the accompanying statement of assets and liabilities of Stonebridge Growth Fund, Inc., (the "Fund") including the statement of investments, as of November 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 1997 and 1996, and the selected per share data and ratios set forth under the caption "Financial Highlights" for each of the five years in the period ended November 30, 1997. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios referred to in the first sentence above present fairly, in all material respects, the financial position of Stonebridge Growth Fund, Inc. at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the years ended November 30, 1997 and 1996, and the selected per share data and ratios for each of the five years in the period ended November 30, 1997, in conformity with generally accepted accounting principles.


HEIN + ASSOCIATES LLP

Denver, Colorado
January 16, 1997

                  STONEBRIDGE GROWTH FUND, INC.

                    STATEMENT OF INVESTMENTS
                       NOVEMBER 30, 1997

                                                    SHARES OR
                                                    PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
                                                      ------        -----
COMMON STOCKS (88.04%)
  BASIC MATERIALS (2.15%) OF
     Valspar Corp. . . . . . . . . . . . . . . . .    30,000    $   911,250
                                                                -----------
     TOTAL BASIC MATERIALS . . . . . . . . . . . .                  911,250
                                                                -----------
  CAPITAL GOODS (15.37%) OF
     Boeing Co.. . . . . . . . . . . . . . . . . .    13,000        690,625
     Caterpillar, Inc. . . . . . . . . . . . . . .    14,000        671,125
     Deere & Co. . . . . . . . . . . . . . . . . .    10,000        548,125
     Emerson Electric Co.. . . . . . . . . . . . .    20,000      1,100,000
     W.W. Grainger Inc.. . . . . . . . . . . . . .    12,000      1,123,500
     Illinois Tool Works . . . . . . . . . . . . .    20,000      1,096,250
     Little Fuse** . . . . . . . . . . . . . . . .    25,000        690,625
     Precision Castparts Corp. . . . . . . . . . .    10,000        593,750
                                                                -----------
     TOTAL CAPITAL GOODS . . . . . . . . . . . . .                6,514,000
                                                                -----------
  CONSUMER CYCLICALS (8.18%) OF
     Albertson's Inc.. . . . . . . . . . . . . . .    20,000        887,500
     Harland, John H. & Co.. . . . . . . . . . . .    10,000        206,875
     Mattel Inc. . . . . . . . . . . . . . . . . .    20,000        801,250
     Time Warner Inc.. . . . . . . . . . . . . . .    15,000        873,750
     Wal-Mart Stores, Inc. . . . . . . . . . . . .    17,500        698,906
                                                                -----------
     TOTAL CONSUMER CYCLICALS. . . . . . . . . . .                3,468,281
                                                                -----------
  CONSUMER STAPLES (10.57%) OF
     Abbott Labs . . . . . . . . . . . . . . . . .    12,500        812,500
     American Home Products. . . . . . . . . . . .    10,000        698,750
     Bristol-Meyers Squibb Co. . . . . . . . . . .    12,000      1,123,500
     Gillette Corporation. . . . . . . . . . . . .    10,000        923,125
     PepsiCo Inc.. . . . . . . . . . . . . . . . .    25,000        921,875
                                                                -----------
     TOTAL CONSUMER STAPLES. . . . . . . . . . . .                4,479,750
                                                                -----------
  ENERGY (5.60%) OF
     Chevron Corp. . . . . . . . . . . . . . . . .    10,000        801,875
     Exxon Corp. . . . . . . . . . . . . . . . . .    14,000        854,000
     Mobil Corp. . . . . . . . . . . . . . . . . .    10,000        719,375
                                                                -----------
     TOTAL ENERGY. . . . . . . . . . . . . . . . .                2,375,250
                                                                -----------
  FINANCIAL (8.01%) OF
     American Express Corp.. . . . . . . . . . . .    10,000        788,750
     American Int'l Group. . . . . . . . . . . . .     7,500        756,094
     Fannie Mae. . . . . . . . . . . . . . . . . .    20,000      1,056,250

                       STONEBRIDGE GROWTH FUND, INC.

                      STATEMENT OF INVESTMENTS, CON'T
                           NOVEMBER 30, 1997

                                                    SHARES OR
                                                    PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
                                                      ------        -----
COMMON STOCKS (CON'T)
  FINANCIAL (CON'T)
     General Re Corp.. . . . . . . . . . . . . . .     4,000    $   794,000
                                                                -----------
     TOTAL FINANCIAL . . . . . . . . . . . . . . .                3,395,094
                                                                -----------
  MISCELLANEOUS (13.05%) OF
     Cabletron Systems, Inc**. . . . . . . . . . .    15,000        345,000
     Clayton Homes, Inc. . . . . . . . . . . . . .    40,000        657,500
     Dover Corporation . . . . . . . . . . . . . .    15,000      1,005,937
     Electronic Data Systems . . . . . . . . . . .    20,000        760,000
     Federal Signal Corp.. . . . . . . . . . . . .    35,000        761,250
     Lexmark Int'l Group, Class A**. . . . . . . .    20,000        637,500
     MGIC Investment Corp. . . . . . . . . . . . .    15,000        876,563
     Tricon Global Restaurant**. . . . . . . . . .     3,000        101,438
     U.S. Freightways Corp.. . . . . . . . . . . .    12,500        384,375
                                                                -----------
     TOTAL MISCELLANEOUS . . . . . . . . . . . . .                5,529,563
                                                                -----------
  TECHNOLOGY (16.73%) OF
     Chiron Corp**.. . . . . . . . . . . . . . . .    45,000        818,437
     Computer Associates Int'l Inc.. . . . . . . .    15,000        780,937
     Hewlett Packard . . . . . . . . . . . . . . .    20,000      1,221,250
     Intel Corp. . . . . . . . . . . . . . . . . .    20,000      1,552,500
     Microsoft Corp**. . . . . . . . . . . . . . .     4,000        566,000
     Motorola Inc. . . . . . . . . . . . . . . . .     9,000        565,875
     Oracle Corp**.. . . . . . . . . . . . . . . .    20,000        666,250
     Rational Software Corp**. . . . . . . . . . .    35,000        354,375
     Vicor Corp**. . . . . . . . . . . . . . . . .    20,000        565,000
                                                                -----------
     TOTAL TECHNOLOGY. . . . . . . . . . . . . . .                7,090,624
                                                                -----------
  FOREIGN STOCKS (8.38%) OF
     ABB AG ADR. . . . . . . . . . . . . . . . . .     7,000        931,410
     Nestle SA, ADR. . . . . . . . . . . . . . . .    12,000        885,000
     Roche Holdings Ltd, ADR . . . . . . . . . . .    10,000        892,500
     Royal Dutch Petroleum . . . . . . . . . . . .    16,000        843,000
                                                                -----------
     TOTAL FOREIGN STOCKS. . . . . . . . . . . . .                3,551,910
                                                                -----------
TOTAL COMMON STOCKS (88.04%)
      (Cost $24,020,638) . . . . . . . . . . . . .   790,000     37,315,722
                                                                -----------
  U.S GOVERNMENT AND AGENCY OBLIGATIONS (10.20%)
     FC Discount Note 2/12/98. . . . . . . . . . .   700,000        692,561
     FHLB Discount Note 1/07/98. . . . . . . . . .   800,000        795,862

                       STONEBRIDGE GROWTH FUND, INC.

                      STATEMENT OF INVESTMENTS, CON'T
                           NOVEMBER 30, 1997

                                                    SHARES OR
                                                    PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
                                                      ------        -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CON'T)
  FHLB Discount Note 5.629%. . . . . . . . . . . . 1,000,000    $   990,574
  FMC Discount Note 12/12/97 . . . . . . . . . . .   250,000        249,566
  FMC Discount Note 1/15/98. . . . . . . . . . . .   800,000        794,768
  Fannie Mae Discount Note 10/17/97. . . . . . . .   800,000        797,548
                                                                -----------
  TOTAL GOVERNMENT AND AGENCY OBLIGATIONS. . . . .                4,320,879
                                                                -----------
  (Cost $4,320,879)

MUTUAL FUND (MONEY MARKET INVESTMENTS) (1.91%)
  Fountain Square Money Market . . . . . . . . . .   808,514        808,514
                                                                -----------
  (Cost $808,514)

TOTAL INVESTMENTS (100.15%)
  (Cost $29,150,031) . . . . . . . . . . . . . . .              $42,445,115
                                                                -----------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.15%). . .                  (65,267)
                                                                -----------
NET ASSETS: (100%) . . . . . . . . . . . . . . . .              $42,379,848
                                                                -----------
                                                                -----------


**Securities on which no cash dividends were paid during the preceding twelve (12) months.

         The accompanying notes to financial statements are an integral part of the financial statements.

                  STONEBRIDGE GROWTH FUND, INC.

                 STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1997

ASSETS:
  Investments, at value (Cost - see below) . . . . .  $42,445,115
  Dividends and interest receivable. . . . . . . . .       48,464
  Receivable for shares sold . . . . . . . . . . . .          485
  Other Assets . . . . . . . . . . . . . . . . . . .        4,538
                                                      -----------
       TOTAL ASSETS . . . . . . . . . . . . . . . .   $42,498,602
                                                      -----------
LIABILITIES:
  Transfer Agent Fee . . . . . . . . . . . . . . . .  $    71,760
  Management Fee** . . . . . . . . . . . . . . . . .       16,628
  Audit Fee. . . . . . . . . . . . . . . . . . . . .       12,154
  Printing Fee . . . . . . . . . . . . . . . . . . .        8,232
  Legal Fee. . . . . . . . . . . . . . . . . . . . .        3,385
  Trustee Fee. . . . . . . . . . . . . . . . . . . .        2,774
  Accounting Fee . . . . . . . . . . . . . . . . . .        2,500
  Custody Fee. . . . . . . . . . . . . . . . . . . .          562
  Other payables . . . . . . . . . . . . . . . . . .          759
                                                      -----------
       TOTAL LIABILITIES . . . . . . . . . . . . . .  $   118,754
                                                      -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . .  $42,379,848
                                                      -----------
                                                      -----------
COMPOSITION OF NET ASSETS:
  Capital stock ($1.00 par value). . . . . . . . . .  $ 2,395,798
  Paid in capital. . . . . . . . . . . . . . . . . .   19,792,073
  Over-distributed net investment income . . . . . .     (392,570)
  Accumulated net realized gain on investments . . .    7,289,463
  Net unrealized appreciation in value of
   investments . . . . . . . . . . . . . . . . . . .   13,295,084
                                                      -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . .  $42,379,848
                                                      -----------
                                                      -----------
NET ASSET VALUE PER SHARE:
  Net assets . . . . . . . . . . . . . . . . . . . .  $42,379,848
                                                      -----------
  Shares outstanding . . . . . . . . . . . . . . . .    2,395,798
  Net asset value and redemption price per share . .  $     17.69
                                                      -----------
                                                      -----------
  COST OF INVESTMENTS. . . . . . . . . . . . . . . .  $29,150,031
                                                      -----------
                                                      -----------
**Related Party

     The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE GROWTH FUND, INC.
                        STATEMENT OF OPERATIONS
                  FOR THE YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME:
INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . .     $   480,740
  Interest . . . . . . . . . . . . . . . . . . . . . .         196,467
                                                           -----------
  TOTAL INCOME . . . . . . . . . . . . . . . . . . . .     $   677,207
                                                           -----------
EXPENSES:
  Investment Advisory Fees . . . . . . . . . . . . . .     $   285,980
  Transfer Agency Fees . . . . . . . . . . . . . . . .         171,760
  Administrative Fees. . . . . . . . . . . . . . . . .          57,775
  Printing . . . . . . . . . . . . . . . . . . . . . .          30,484
  Legal. . . . . . . . . . . . . . . . . . . . . . . .          14,086
  Custodian Fees . . . . . . . . . . . . . . . . . . .          10,630
  Accounting Fees. . . . . . . . . . . . . . . . . . .          10,000
  Trustee Fees . . . . . . . . . . . . . . . . . . . .           9,574
  Audit Fees . . . . . . . . . . . . . . . . . . . . .           8,810
  Registration Fees. . . . . . . . . . . . . . . . . .           2,956
  Other. . . . . . . . . . . . . . . . . . . . . . . .          30,038
                                                           -----------
      TOTAL EXPENSES . . . . . . . . . . . . . . . . .     $   632,093
                                                           -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .     $    45,114

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net Realized Gain on Investments . . . . . . . . . .     $ 6,904,912
  Unrealized Appreciation
    Beginning of Period. . . . . . . . . . . . . . . .      12,572,226
    End of Period. . . . . . . . . . . . . . . . . . .      13,295,084
                                                           -----------
  Change in net unrealized appreciation. . . . . . . .         722,858
                                                           -----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . .       7,627,770
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . .     $ 7,672,884
                                                           -----------
                                                           -----------


       The accompanying notes to financial statements are an integral part of the financial statements.

                         STONEBRIDGE GROWTH FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEARS ENDED NOVEMBER 30,
                                                          1997         1996
                                                     --------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . . . $    45,114    $   242,665
  Net Realized Gain On Investments . . . . . . . . .   6,904,912      4,029,329
  Net Change in Unrealized Appreciation. . . . . . .     722,858      2,883,204
                                                     --------------------------
    INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS. . . . . . . . . . . . . . . . .   7,672,884      7,155,198
                                                     --------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from Net Investment Income . . . . . . .    (662,905)      (420,834)
  Distributions from Net Realized Gain On
   Investments . . . . . . . . . . . . . . . . . . .  (3,610,209)    (1,342,329)
                                                     --------------------------
     DECREASE IN NET ASSETS RESULTING FROM
     DISTRIBUTIONS TO SHAREHOLDERS . . . . . . . . .  (4,273,114)    (1,763,163)
                                                     --------------------------
  CHANGE IN NET ASSETS DERIVED FROM INVESTMENT
   ACTIVITIES. . . . . . . . . . . . . . . . . . . .   3,399,770     (5,392,035)
                                                     --------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net Decrease in Net Assets Derived From
  Capital Stock Transactions - Note 4. . . . . . . .    (621,631)      (565,107)
                                                     --------------------------
       NET INCREASE IN NET ASSETS. . . . . . . . . .   2,778,139      4,826,928
                                                     --------------------------
NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . .  39,601,709     34,774,781
                                                     --------------------------
  End of period (including (over)/underdistributed
   net investment income of $(392,570) and $216,775,
   respectively) . . . . . . . . . . . . . . . . . . $42,379,848    $39,601,709
                                                     --------------------------
                                                     --------------------------


          The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE GROWTHFUND, INC.

                           FINANCIAL HIGHLIGHTS

         SELECTED PER-SHARE DATA FOR EACH SHARE OF CAPITAL STOCK
                      OUTSTANDING THROUGHOUT EACH YEAR

                                                                   YEARS ENDED NOVEMBER 30,
                                                     1997         1996      1995      1994      1993
                                                    --------------------------------------------------
PER SHARE DATA

Net Asset Value, Beginning of Period . . . . . . .  $ 16.56     $ 14.36   $ 12.61   $ 12.62    $14.78

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . .     0.02        0.10      0.17      0.07      0.06
  Net Realized and Unrealized Gain (Loss)
   on Investments. . . . . . . . . . . . . . . . .     2.90        2.83      2.34      0.29     (0.19)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
  Dividends from Net Investment Income . . . . . .    (0.28)      (0.17)    (0.07)    (0.07)    (0.15)
  Distributions from Net Realized Gain on
   Investments . . . . . . . . . . . . . . . . . .    (1.51)      (0.56)    (0.69)    (0.30)    (1.88)
                                                    --------------------------------------------------
Net Asset Value, End of Period . . . . . . . . . .  $ 17.69     $ 16.56   $ 14.36   $ 12.61    $12.62
                                                    --------------------------------------------------
                                                    --------------------------------------------------
TOTAL RETURN . . . . . . . . . . . . . . . . . . .    19.79%      21.46%    23.50%     2.81%    (1.22)%
                                                    --------------------------------------------------
                                                    --------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

  Net Assets, End of Period (in 000s). . . . . . .  $42,380     $39,602   $34,775   $30,775   $32,448
                                                    --------------------------------------------------
                                                    --------------------------------------------------
  Ratio of Operating Expenses to
    Average Net Assets . . . . . . . . . . . . . .     1.50%       1.47%     1.49%     1.64%     1.60%
                                                    --------------------------------------------------
                                                    --------------------------------------------------
  Ratio of Net Investment Income to
    Average Net Assets . . . . . . . . . . . . . .     0.11%       0.67%     1.27%     0.53%     0.50%
                                                    --------------------------------------------------
                                                    --------------------------------------------------
  Portfolio Turnover Rate* . . . . . . . . . . . .       41%         45%       38%       36%       56%
                                                    --------------------------------------------------
                                                    --------------------------------------------------
  Average Commission Rate**. . . . . . . . . . . .  $ .1221     $ .1359         -         -         -

   *A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for a year and dividing it by the monthly average of the market value of the portfolio securities during the year.
  **For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commission are charged.

          The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE GROWTH FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

       ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

       SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

       FEDERAL INCOME TAXES -- No provision for Federal income taxes is necessary since the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and distribute substantially all of its net investment income and realized gains from investment transactions to its shareholders each year.

       DISTRIBUTIONS - Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

       OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis the Fund uses for Federal income tax purposes.

       USE OF ESTIMATES -- The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those statements.

2.  INVESTMENT TRANSACTIONS:

       Purchases and sales of investment securities (excluding short-term securities), for the year ended November 30, 1997 were as follows:

                                                Purchases        Sales
                                                ---------        -----

            Common Stocks                      $15,665,080    $22,420,322

       As of November 30, 1997

            Gross appreciation (excess of value over cost)    $13,759,514
            Gross depreciation (excess of cost over value)       (464,430)
                                                            ------------
            Net unrealized appreciation                       $13,295,084

       This amount represents the net increase in the value of investments (all of which are represented by long transactions) held at November 30, 1997.

STONEBRIDGE GROWTHFUND, INC.
NOTES TO FINANCIAL STATEMENTS (Cont'd)

3.    TRANSACTIONS WITH AFFILIATES:

      Through July 31, 1997 NIF Management Co., Inc. (NIF) was the Fund's investment adviser and fund manager and was by agreement entitled to a monthly fee equal to 3/4 of 1% of the first $10,000,000 of average net assets of the Fund, 5/8 of 1% of the next $15,000,000 and 9/16 of 1% of the excess over $25,000,000 NIF agreed to reimburse the Fund for all operating expenses (including management fees, but excluding taxes and interest) of the Fund which annually exceed 2% of the average weekly net assets. NIF received approximately $173,000 in fees and reimbursed approximately $34,000 for administrative services provided to the fund for the year ended November 30, 1997.

      NIF also served as the transfer agent for the fund through November 7, 1997. Transfer agent fees were paid based upon the costs of the transfer agent to the extent that these fees plus all other expenses of the Fund, excluding taxes and interest, do not exceed 2% of the average weekly net asset value of the Fund on the first $10,000,000 of net assets and 1 1/2% on the next $20,000,000 and 1% of the excess over $30,000,000 on an annual basis. For the year ended November 30, 1997 the fund recorded transfer agent expenses to NIF for $168,000 of which $63,000 was included in transfer agent fees payable relative to the transfer agent agreement.

      On August 1, 1997 the Fund entered into an investment advisory agreement with Stonebridge Capital Management, Inc. (the Adviser). Under the agreement, the Adviser is entitled to a fee, computed daily and paid monthly (in arrears), at the annual rate of .75% of the average daily net assets of the Fund. For the year ended November 30, 1997 Advisory fees payable to the Adviser totaled approximately $111,000.

      The Adviser may from time to time voluntarily agree to reduce its fees or absorb other operating expenses to ensure that the expenses of the Fund do not exceed certain limitations. In such event, any such reductions and other expenses paid by the Adviser will be repaid to the Adviser by the Fund, without interest, at such later time or times as they may be repaid without causing the aggregate operating expenses of the Fund to exceed such voluntary expense limitation. In the event this agreement is terminated for any reason, any such repayment obligation will also be terminated without further liability to the Fund.

      On August 1, 1997, the Fund entered into an administration agreement with ALPS. The administrative agreement provides that ALPS will receive a monthly management fee equal to the annual rate of .10% of the average daily net assets in the Fund up to $250,000,000 and .075% of the average daily net assets of the Fund in excess of $250,000,000. At all times ALPS' fee will be no less than $5,000 per month in the first year and $6,250 per month in years two and three. For the year ended November 30, 1997, ALPS received $20,000 for administration services.

      Certain officers and directors of the Fund are also officers and/or directors of the Adviser and/or ALPS.

                        STONEBRIDGE GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Cont'd)

4.    CAPITAL STOCK:

      At November 30, 1997, there were indefinite shares of $1.00 par value capital stock authorized shares. Transactions in shares of capital stock for the years ended November 30, 1997 and 1996, were as follows:

                                                  SHARES                     AMOUNT
                                             1997       1996          1997           1996
                                             ----       ----          ----           ----

          Shares Sold                       26,597      33,382    $   401,883     $   492,540
          Shares Issued to Shareholders
           in Reinvestment of Dividends    288,177     127,160      4,233,322       1,742,087

          Less Shares Redeemed            (310,844)   (190,592)    (5,256,836)     (2,799,734)
                                          ----------------------------------------------------
          Net Increase (Decrease)            3,930     (30,050)   $  (621,631)    $  (565,107)

5.    DISTRIBUTION TO SHAREHOLDERS:

      On December 17, 1996, a dividend of $0.28 per share, aggregating $662,905 was declared from net investment income. Additionally, a dividend of $1.51 per share, aggregating $3,610,209 was declared from net realized gains from investment transactions. These dividends were paid on December 27, 1996 to shareholders of record December 26, 1996.

      On December 10, 1997, a dividend of $0.22 per share, aggregating $517,558 was declared from net investment income. Additionally, a dividend of $2.69 per share, aggregating $6,432,469 was declared from net realized gains from investment transactions. These dividends were paid on December 31, 1997 to shareholders of record December 29, 1997.*

6.    YEAR 2000

      The Fund is aware of the issues associated with the programming code in existing computer systems as the millennium (Year 2000) approaches. The "Year 2000" problem is pervasive and complex as virtually every computer operation will be affected in some way by the rollover of the two digit year value to 00. The issue is whether computer systems will properly recognize date sensitive information when the year changes to 2000. Systems that do not properly recognize such information could generate erroneous data or cause a system to fail.

      The Fund is utilizing the necessary resources to identify and seek corrections with each of the Fund's vendors. To date, confirmations have been received from the Fund's primary processing vendors that systems are Year 2000 compliant or plans are being developed to address processing of transactions in the year 2000. Management has not yet assessed the year 2000 compliance expense and related potential effect on the Fund's performance.

*1997 dividend information has not been audited.